Deferred tax credits	6 Months Ended
Jun. 30, 2025
Accounting Policies [Abstract]
Deferred tax credits	Note 12. Deferred tax credits Most of our deferred tax credits balance relates to Swiss withholding tax charged on financial interest that is recoverable after the end of each tax year.